Other Current Assets	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Other Current Assets
NOTE 9. OTHER CURRENT ASSETS

	Consolidated
	June 30, 2022	June 30, 2021
	A$	A$

Prepayments*	2,377,901	1,663,213
Security deposit	65,060	38,577
Accrued interest	43	179

	2,443,004	1,701,969

Prepayments are largely in relation to the prepaid insurance and deposits paid to organizations involved in the clinical trials.